General Information, Organization and Basis of Preparation - Summary of Condensed Separate Financial Statements (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statements Line Item
Total current assets	¥ 26,914	¥ 20,778
Total non-current assets	25,764	23,827
Total assets	52,678	44,605
Total current liabilities	(8,490)	(6,238)
Total non-current liabilities	(510)	(595)
Total liabilities	(9,000)	(6,833)
Total revenues	25,434	18,985	¥ 10,981
Profit for the year	3,977	1,832	1,319
Net cash inflow/(outflow) from operating activities	6,200	5,632	2,500
Net cash inflow/(outflow) from investing activities	(8,102)	(1,190)	(483)
Net cash outflow from financing activities	(31)	7,741	99
Cash and cash equivalents at beginning of the year	17,356	5,174	3,071
Cash and cash equivalents at end of the year	15,426	17,356	5,174
V I Es And Subsidiaries Of V I Es
Statements Line Item
Total current assets	9,303	7,199
Total non-current assets	5,824	5,902
Total assets	15,127	13,101
Total current liabilities	(6,446)	(5,664)
Total non-current liabilities	(425)	(562)
Total liabilities	(6,871)	(6,226)
Total revenues	25,379	18,966	10,948
Profit for the year	1,323	1,333	340
Net cash inflow/(outflow) from operating activities	(101)	(334)	1,763
Net cash inflow/(outflow) from investing activities	(185)	(1,244)	131
Net cash outflow from financing activities	(115)
Net increase/(decrease) in cash and cash equivalents	(401)	(1,578)	1,894
Cash and cash equivalents at beginning of the year	1,728	3,306	1,412
Cash and cash equivalents at end of the year	¥ 1,327	¥ 1,728	¥ 3,306